SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 8,445	$ 9,394	$ 11,122
SINGAPORE
Disaggregation of Revenue [Line Items]
Total revenue	7,424	7,907	9,344
INDONESIA
Disaggregation of Revenue [Line Items]
Total revenue	665	877	1,411
MALAYSIA
Disaggregation of Revenue [Line Items]
Total revenue	356	610	367
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,445	9,385	11,012
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Rental [Member]
Disaggregation of Revenue [Line Items]
Total revenue		9	110
Sales of Containers and Recycled Materials [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,372	8,249	9,647
Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,073	$ 1,136	$ 1,365